Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Jan. 31, 2020	Dec. 31, 2019	Apr. 30, 2019	Jun. 30, 2012
Leases (Details) [Line Items]
Operating lease, description	The Company’s leases have original lease periods expiring between 2021 and 2030.
Impairment charges	$ 351
Lease deposit		$ 1,000
Loss contingency	2,155
Additional operating lease	294
Operating lease liabilities	9,924		$ 8,312
Leases [Member]
Leases (Details) [Line Items]
Operating lease liabilities	$ 9,886		$ 8,651
Israel
Leases (Details) [Line Items]
Lease term					5 years
India
Leases (Details) [Line Items]
Lease term				5 years